Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 47,057	$ 46,988
Receivables, net of allowance for bad debts of $1.4 million (2024: $1.9 million)	53,570	60,871
Prepaid expenses and other assets	3,175	4,298
Advances and deposits	2,368	3,084
Inventories	10,005	11,308
Total current assets	116,175	126,549
Non-current assets
Investments and other assets, net	5,038	5,236
Vessels and vessel equipment, net	643,122	545,594
Deferred drydock expenditures, net	26,406	14,252
Advances for vessel equipment	1,958	4,845
Deferred finance fees, net	5,144	2,746
Operating lease, right-of-use asset	1,969	5,577
Total non-current assets	683,637	578,250
TOTAL ASSETS	799,812	704,799
Current liabilities
Accounts payable	5,223	6,070
Accrued expenses and other liabilities	19,477	18,313
Deferred revenue	655	482
Current portion of operating lease obligations	669	4,965
Total current liabilities	26,024	29,830
Non-current liabilities
Non-current portion of long-term debt	116,143	38,796
Non-current portion of operating lease obligations	1,424	476
Other non-current liabilities	273	273
Total non-current liabilities	117,840	39,545
TOTAL LIABILITIES	143,864	69,375
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	27,782	27,782
Stockholders' equity
Common stock	443	440
Additional paid in capital	477,718	475,812
Treasury stock	(33,524)	(33,524)
Retained earnings	183,529	164,914
Total stockholders' equity	628,166	607,642
Total redeemable preferred stock and stockholders' equity	655,948	635,424
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 799,812	$ 704,799